UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Dryden High Yield Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey	07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 8/31/2009

Date of reporting period: 2/28/2009

Item 1 – Reports to Stockholders

FEBRUARY 28, 2009	SEMIANNUAL REPORT

Dryden High Yield Fund, Inc.

FUND TYPE

Junk bond

OBJECTIVES

Current income, and capital appreciation as a secondary objective

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

April 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden High Yield Fund, Inc.

Dryden High Yield Fund, Inc.	1

Your Fund’s Performance

Fund objectives

The primary investment objective of the Dryden High Yield Fund, Inc. is to maximize current income. As a secondary objective, the Fund seeks capital appreciation, but only when consistent with the Fund’s primary investment objective of current income. There can be no assurance that the Fund will achieve its investment objectives.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 4.50% and 4.25%, respectively. Gross operating expenses: Class A, 0.99%; Class B, 1.44%; Class C, 1.69%; Class L, 1.19%; Class M, 1.69%; Class R, 1.44%; Class X, 1.69%; Class Z, 0.69%. Net operating expenses apply to: Class A, 0.94%; Class B, 1.44%; Class C, 1.44%; Class L, 1.19%; Class M, 1.69%; Class R, 1.19%; Class X, 1.69%; Class Z, 0.69%, after contractual reduction through 12/31/2009.

Cumulative Total Returns as of 2/28/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–19.13%	–17.51%	1.60%	20.96%	—
Class B	–19.54	–18.13	–0.98	15.01	—
Class C	–19.37	–17.96	–0.98	15.01	—
Class L	–19.23	–17.87	N/A	N/A	–20.09% (3/26/07)
Class M	–19.45	–18.14	N/A	N/A	–20.61 (3/26/07)
Class R	–19.23	–17.70	N/A	N/A	–6.77 (6/06/05)
Class X	–19.64	–18.33	N/A	N/A	–20.79 (3/26/07)
Class Z	–18.94	–17.20	2.83	24.31	—
Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index[2]	–21.79	–21.07	–2.55	29.42	**
Lipper High Current Yield Funds Avg.[3]	–22.23	–22.02	–6.19	16.83	***

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Average Annual Total Returns[4] as of 3/31/09
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–19.04%	–0.24%	1.59%	—
Class B	–19.70	0.03	1.54	—
Class C	–16.45	0.17	1.54	—
Class L	–19.19	N/A	N/A	–11.37% (3/26/07)
Class M	–20.50	N/A	N/A	–11.28 (3/26/07)
Class R	–15.43	N/A	N/A	–1.19 (6/06/05)
Class X	–20.48	N/A	N/A	–11.27 (3/26/07)
Class Z	–14.90	0.97	2.34	—
Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index[2]	–19.16	–0.21	2.75	**
Lipper High Current Yield Funds Avg.[3]	–20.73	–1.37	1.10	***

Distributions and Yields as of 2/28/09
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.22	13.20%
Class B	0.21	13.34
Class C	0.21	13.33
Class L	0.21	13.58
Class M	0.20	13.04
Class R	0.21	13.57
Class X	0.20	13.04
Class Z	0.22	14.05

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 4.50% and 4.25%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, 6%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC, Barclays Capital, and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index (1% Issuer Capped Index) covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. Issuers are capped

Dryden High Yield Fund, Inc.	3

Your Fund’s Performance (continued)

at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

3The Lipper High Current Yield Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Current Yield Funds category for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.75%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index Closest Month-End to Inception cumulative total returns as of 2/28/09 are –23.53% for Class L, Class M, and Class X; and –10.00% for Class R. Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index Closest Month-End to Inception average annual total returns as of 3/31/09 are –11.57% for Class L, Class M, and Class X; and –2.14% for Class R.

***Lipper Average Closest Month-End to Inception cumulative total returns as of 2/28/09 are –25.16% for Class L, Class M, and Class X; and –12.31% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/09 are –13.29% for Class L, Class M, Class X; and –3.33% for Class R.

Investors cannot invest directly in an index. The returns for the Barclays Capital U.S. Corporate High Yield 1% Issuer Capped Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Long-Term Issues expressed as a percentage of net assets as of 2/28/09
HCA Inc., Bank Loan, 2.959%, 11/17/12	1.9%
Texas Competitive Electric Holdings Co. LLC, Bank Loan, 3.951%, 10/10/14	1.4
Affiliated Computer Services, Inc., Sr. Unsec’d Notes, 4.70%, 6/1/10	1.4
Ispat Inland ULC (Canada), Gtd. Notes, 9.75%, 4/1/14	1.3
Biomet Inc., Gtd. Notes, 11.625%, 10/15/17	1.1

Issues reflect only long-term investments and are subject to change.

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Credit Quality* expressed as a percentage of net assets as of 2/28/09
High Grade	6.8%
Ba	38.6
B	35.4
Caa or Lower	13.6
Not Rated**	13.9
Total Investments	108.3
Liabilities in excess of other assets	–8.3
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Approximately 13.8% of Not Rated is reflected in Short Term Money Markets.

Credit Quality is subject to change.

Dryden High Yield Fund, Inc.	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2008, at the beginning of the period, and held through the six-month period ended February 28, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs

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of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden High Yield Fund, Inc.		Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$808.70	0.94%	$4.22
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

Class B	Actual	$1,000.00	$804.60	1.44%	$6.44
	Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20

Class C	Actual	$1,000.00	$806.30	1.44%	$6.45
	Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20

Class L	Actual	$1,000.00	$807.70	1.19%	$5.33
	Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96

Class M	Actual	$1,000.00	$805.50	1.69%	$7.57
	Hypothetical	$1,000.00	$1,016.41	1.69%	$8.45

Class R	Actual	$1,000.00	$807.70	1.19%	$5.33
	Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96

Class X	Actual	$1,000.00	$803.60	1.69%	$7.56
	Hypothetical	$1,000.00	$1,016.41	1.69%	$8.45

Class Z	Actual	$1,000.00	$810.60	0.69%	$3.10
	Hypothetical	$1,000.00	$1,021.37	0.69%	$3.46

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2009, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Dryden High Yield Fund, Inc.	7

Portfolio of Investments

as of February 28, 2009 (Unaudited)

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 94.5%

Asset Backed Securities 0.2%
Centurion CDO Vll Ltd. (Cayman Islands), Ser. 2004 -7A, Cl. D1(i)(k)	Ba2	12.09%	1/30/16	$5,000	$250,000
CSAM Funding Corp. 1 (Cayman Islands), Sub. Notes, Cl. D-2, 144A(i)(j)(k)	Ba2	7.534	3/29/16	7,000	560,000
Landmark lV CDO Ltd. (Cayman Islands)(i)(j)(k)	Ba2	8.146	12/15/16	3,500	338,100
Liberty Square Ltd. (Cayman Islands), Ser. 2001-2A, Cl. D, 144A(i)(j)(k)	Caa3	8.825	6/15/13	2,916	953,631

Total asset backed securities					2,101,731

CORPORATE BONDS 94.2%

Aerospace/Defense 1.6%
Esterline Technologies Corp., Gtd. Notes	B1	7.75	6/15/13	3,150	2,953,125
L-3 Communications Corp., Gtd. Notes	Ba3	6.125	1/15/14	1,000	955,000
Gtd. Notes	Ba3	7.625	6/15/12	5,575	5,602,875
Moog, Inc., Sr. Sub. Notes	Ba3	6.25	1/15/15	2,000	1,810,000
Sr. Sub. Notes, 144A	Ba3	7.25	6/15/18	2,725	2,452,500

					13,773,500

Airlines 0.5%
American Airlines, Inc., Pass-thru Certs., Ser. 91-A2	Caa1	10.18	1/2/13	1,621	778,202
AMR Corp., Sr. Unsec’d. Notes	CCC+(a)	10.40	3/10/11	4,450	2,581,000
Continental Airlines, Inc., Pass-thru Certs., Ser. 981B	Ba2	6.748	3/15/17	853	648,476

					4,007,678

Automotive 1.6%
Ford Motor Co., Bank Loan(k)	B2	5.00	12/15/13	15,880	5,074,977
Sr. Unsec’d. Notes	Ca	7.45	7/16/31	325	60,938
Ford Motor Credit Co., Sr. Unsec’d. Notes	Caa1	7.00	10/1/13	200	98,507

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	9

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Automotive (cont’d.)
Sr. Unsec’d. Notes	Caa1	7.25%	10/25/11	$7,455	$4,041,117
Sr. Unsec’d. Notes	Caa1	7.375	2/1/11	820	489,428
Sr. Unsec’d. Notes(f)	Caa1	7.875	6/15/10	3,455	2,302,502
Lear Corp., Gtd. Notes	Caa2	8.75	12/1/16	1,800	306,000
TRW Automotive, Inc., Gtd. Notes, 144A	B2	7.25	3/15/17	4,975	1,393,000
Visteon Corp., Sr. Unsec’d. Notes	Caa3	7.00	3/10/14	2,190	87,600

					13,854,069

Banking 0.2%
HSBK Europe (Netherlands), Gtd. Notes, 144A(i)	Ba2	7.25	5/3/17	4,500	1,575,000

Building Materials & Construction 1.0%
D.R. Horton, Inc., Gtd. Notes	Ba3	5.625	9/15/14	500	378,750
Gtd. Notes	Ba3	6.00	4/15/11	2,250	2,025,000
KB HOME, Gtd. Notes	Ba3	6.375	8/15/11	1,700	1,487,500
Nortek, Inc., Sr. Sub. Notes	Caa1	8.50	9/1/14	1,840	294,400
Owens Corning, Inc., Gtd. Notes	Ba1	6.50	12/1/16	1,700	1,249,247
Toll Corp., Gtd. Notes	Ba2	8.25	2/1/11	3,300	3,250,500

					8,685,397

Cable 6.3%
Charter Communications Holding LLC, Bank Loan(k)	B1	3.211	9/6/14	7,425	5,893,593
Gtd. Notes(f)	C	10.00	5/15/14	983	9,830
Gtd. Notes, 144A(f)	Caa2	10.25	10/1/13	1,800	1,395,000
Gtd. Notes	C	11.125	1/15/14	4,434	44,340
Gtd. Notes	C	13.50	1/15/14	50	500
CSC Holdings, Inc., Bank Loan(k)	Ba1	1.489	2/24/12	2,842	2,592,000
Sr. Unsec’d. Notes	B1	6.75	4/15/12	425	408,000
Sr. Unsec’d. Notes(f)	B1	7.625	7/15/18	810	724,950
Sr. Unsec’d. Notes, Ser. B	B1	7.625	4/1/11	2,225	2,202,750
Sr. Unsec’d. Notes	B1	7.875	2/15/18	725	652,500
Sr. Unsec’d. Notes, Ser. B	B1	8.125	7/15/09	4,625	4,705,938
Sr. Unsec’d. Notes	B1	8.125	8/15/09	2,500	2,543,750
Sr. Unsec’d. Notes, 144A	B1	8.50	6/15/15	450	429,750
Sr. Unsec’d. Notes, 144A	B1	8.625	2/15/19	2,950	2,743,500

See Notes to Financial Statements.

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	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Cable (cont’d.)
DirecTV Holdings LLC, Gtd. Notes	Ba3	7.625%	5/15/16	$750	$720,000
Gtd. Notes	Ba3	8.375	3/15/13	1,800	1,818,000
Echostar DBS Corp., Gtd. Notes	Ba3	7.125	2/1/16	2,085	1,881,713
Gtd. Notes(f)	Ba3	7.75	5/31/15	1,525	1,406,813
Mediacom Broadband LLC, Sr. Unsec’d. Notes(f)	B3	8.50	10/15/15	1,750	1,483,125
Mediacom LLC, Sr. Unsec’d. Notes(f)	B3	9.50	1/15/13	591	514,170
Newsday LLC, Bank Loan(k)	B1	9.75	8/1/13	6,000	5,415,000
Shaw Communications, Inc. (Canada), Sr. Unsec’d. Notes(i)	Ba1	7.20	12/15/11	2,800	2,705,500
UPC Broadband Holdings, Bank Loan(k)	Ba3	2.163	12/31/14	5,363	4,544,743
Videotron Ltee (Canada),(i) Gtd. Notes	Ba2	6.375	12/15/15	3,525	3,172,500
Gtd. Notes	Ba2	6.875	1/15/14	1,870	1,748,450
Gtd. Notes, 144A	BB-(a)	9.125	4/15/18	2,400	2,427,000
Gtd. Notes, 144A	Ba2	9.125	4/15/18	2,180	2,201,800
Virgin Media Finance PLC (United Kingdom), Gtd. Notes(f)(i)	B2	9.125	8/15/16	1,125	988,594

					55,373,809

Capital Goods 11.1%
Actuant Corp., Gtd. Notes	Ba2	6.875	6/15/17	2,975	2,632,875
ALH Finance LLC, Gtd. Notes(f)	B3	8.50	1/15/13	5,100	4,182,000
Allied Waste North America, Inc., Sr. Sec’d. Notes, Ser. B	Baa3	5.75	2/15/11	4,320	4,212,000
Sr. Sec’d. Notes, Ser. B	Baa3	7.125	5/15/16	800	772,000
Sr. Sec’d. Notes	Baa3	7.25	3/15/15	3,705	3,612,375
Ashtead Capital, Inc., Sec’d. Notes, 144A	B1	9.00	8/15/16	6,860	3,978,800
Ashtead Holdings PLC (United Kingdom), Sr. Sec’d. Notes, 144A(i)	B1	8.625	8/1/15	3,450	2,070,000
Baldor Electric Co., Gtd. Notes(f)	B3	8.625	2/15/17	5,535	4,386,488
Blount, Inc., Gtd. Notes	B2	8.875	8/1/12	7,585	7,622,924
Capital Safety Group Ltd.,(k) Bank Loan	B2	2.729	7/20/15	2,728	2,100,810
Bank Loan	B2	3.229	7/20/16	7,272	5,599,190

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	11

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Capital Goods (cont’d.)
Columbus McKinnon Corp., Gtd. Notes	B1	8.875%	11/1/13	$4,745	$4,329,813
Hertz Corp., Gtd. Notes	B1	8.875	1/1/14	12,015	5,887,349
Interline Brands, Inc., Gtd. Notes	B3	8.125	6/15/14	3,050	2,592,500
Johnson Diversey Holding, Inc., Gtd. Notes, Ser. B(f)	B2	9.625	5/15/12	1,450	1,210,750
Sr. Disc. Notes	Caa1	10.67	5/15/13	6,120	4,528,800
Mobile Mini, Inc., Gtd. Notes	B2	6.875	5/1/15	2,500	1,850,000
RBS Global, Inc. and Rexnord Corp., Gtd. Notes(f)	B3	9.50	8/1/14	6,235	5,268,575
Rental Service Corp., Gtd. Notes	Caa1	9.50	12/1/14	7,255	3,881,425
SPX Corp., Sr. Unsec’d. Notes	Ba2	7.50	1/1/13	1,750	1,515,938
Sr. Unsec’d. Notes, 144A	Ba2	7.625	12/15/14	4,000	3,710,000
Stena AB (Sweden), Sr. Unsec’d. Notes(i)	Ba2	7.50	11/1/13	4,900	3,675,000
Terex Corp., Gtd. Notes	Ba1	7.375	1/15/14	1,000	850,000
Sr. Sub. Notes	Ba3	8.00	11/15/17	7,400	5,956,999
UCAR Finance, Inc., Gtd. Notes	Ba3	10.25	2/15/12	336	302,400
United Rentals North America, Inc., Gtd. Notes	B2	6.50	2/15/12	6,295	4,941,575
Valmont Industries, Inc., Gtd. Notes	Ba2	6.875	5/1/14	2,005	1,729,313
Waste Management, Inc., Gtd. Notes	Baa3	6.375	3/11/15	4,025	3,986,147

					97,386,046

Chemicals 2.0%
Huntsman Co. LLC, Sec’d. Notes	Ba1	11.625	10/15/10	6,900	6,831,000
Huntsman International LLC, Gtd. Notes	Ba3	11.50	7/15/12	660	519,750
Koppers, Inc., Sr. Sec’d. Notes(f)	Ba3	9.875	10/15/13	5,629	5,263,115
Momentive Performance Materials, Inc.,(f) Gtd. Notes	Caa2	11.50	12/1/16	1,026	215,460
Gtd. Notes	B3	9.75	12/1/14	3,965	1,506,700
Mosaic Co., 144A Sr. Unsec’d. Notes(f)	Baa3	7.375	12/1/14	2,155	2,095,738
Sr. Unsec’d. Notes	Baa3	7.625	12/1/16	650	624,000
Nalco Co., Gtd. Notes(f)	B3	8.875	11/15/13	480	464,400

					17,520,163

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Consumer 2.3%
Mac-Gray Corp., Gtd. Notes	B3	7.625%	8/15/15	$1,925	$1,761,375
Realogy Corp., Gtd. Notes	Ca	10.50	4/15/14	12,225	2,567,250
Gtd. Notes, PIK	Ca	11.00	4/15/14	4,598	505,725
Service Corp., International, Sr. Unsec’d. Notes	B1	6.75	4/1/16	5,600	5,096,000
Sr. Unsec’d. Notes(f)	B1	7.00	6/15/17	2,000	1,820,000
Sr. Unsec’d. Notes(f)	B1	7.375	10/1/14	1,050	1,002,750
Sr. Unsec’d. Notes	B1	7.70	4/15/09	2,000	1,988,514
Sr. Unsec’d. Notes	B1	7.875	2/1/13	450	437,625
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.25	2/15/13	3,750	3,281,250
Ticketmaster, Gtd. Notes, 144A	Ba3	10.75	8/1/16	2,800	2,016,000

					20,476,489

Electric 9.2%
AES Corp., Sr. Sec’d. Notes, 144A	Ba3	8.75	5/15/13	2,549	2,472,530
Sr. Unsec’d. Notes(f)	B1	7.75	3/1/14	2,750	2,468,125
Sr. Unsec’d. Notes	B1	7.75	10/15/15	1,500	1,320,000
Sr. Unsec’d. Notes,(f)	B1	8.00	10/15/17	1,575	1,338,750
Sr. Unsec’d. Notes, 144A	B1	8.00	6/1/20	650	539,500
AES Eastern Energy LP, Pass-thru Certs., Ser. A	Ba1	9.00	1/2/17	7,764	7,220,450
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	8.50	4/15/11	1,200	1,211,099
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(f)	B2	8.375	5/1/16	1,400	889,000
Dynegy Roseton/Danskammer Pass-thru Trust, Ser. B	Ba3	7.67	11/8/16	8,400	6,300,000
Energy Future Holdings Corp., Gtd. Notes	B3	11.25	11/1/17	4,900	2,156,000
Mirant America’s Generation LLC, Sr. Unsec’d. Notes(f)	B3	8.30	5/1/11	2,350	2,267,750
Sr. Unsec’d. Notes	B3	8.50	10/1/21	750	585,000
Mirant Corp., Sr. Notes, 144A(e)(k)	NR	7.40	7/15/49	2,600	2,600
Mirant Mid Atlantic LLC, Pass-thru Certs.	Ba1	8.625	6/30/12	325	323,818
Pass-thru Certs.	Ba1	9.125	6/30/17	1,297	1,271,124
Mirant North America LLC, Series WI, Gtd. Notes(f)	B1	7.375	12/31/13	4,850	4,437,750

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	13

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Electric (cont’d.)
Nevada Power Co., Gen. & Ref. Mtg. Bkd., Ser. A	Baa3	8.25%	6/1/11	$2,465	$2,593,170
NRG Energy, Inc., Gtd. Notes	B1	7.25	2/1/14	4,200	3,958,500
Gtd. Notes	B1	7.375	2/1/16	2,825	2,606,063
Orion Power Holdings, Inc., Sr. Unsec’d. Notes	Ba3	12.00	5/1/10	7,410	7,604,512
PSEG Energy Holdings LLC., Sr. Unsec’d. Notes	Ba3	8.50	6/15/11	5,800	5,753,136
Reliant Energy Mid-Atlantic, Inc., Pass-thru Certs., Ser. C	Ba1	9.681	7/2/26	3,600	3,240,000
Reliant Energy, Inc., Sr. Sec’d. Notes(f)	Ba3	6.75	12/15/14	1,050	924,000
Dyn-Rstn/Dnkm PT., Series A, Pass-thru Certs	Ba3	7.27	11/8/10	1,188	1,146,237
Sierra Pacific Resources., Sr. Unsec’d. Notes	Ba3	6.75	8/15/17	675	532,460
Sithe Independance Funding Corp., Sr. Sec’d. Notes	Ba2	9.00	12/30/13	3,364	3,126,838
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A (original cost $2,331,665; purchased 3/31/06 - 2/27/09)(b)(k)	Ba2	7.00	6/30/21	2,451	1,851,997
Texas Competitive Electric Holdings Co. LLC,(k) Bank Loan	Ba3	3.951	10/10/14	869	542,386
Bank Loan	Ba3	3.951	10/10/14	19,254	12,009,930

					80,692,725

Energy—Integrated 0.2%
TNK-BP Finance (Luxembourg), Gtd. Notes 144A(i)	Baa2	7.50	7/18/16	2,200	1,320,000

Energy—Other 6.6%
Compagnie Generale de Geophysique - Veritas (France),(i) Gtd. Notes	Ba3	7.50	5/15/15	645	504,713
Gtd. Notes	Ba3	7.75	5/15/17	1,015	786,625
Denbury Resources, Inc., Sr. Sub. Notes	B1	9.75	3/1/16	2,575	2,420,500
Forest Oil Corp., Sr. Notes, 144A	B1	8.50	2/15/14	2,925	2,661,750

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Energy—Other (cont’d.)
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875%	11/15/14	$6,700	$4,874,250
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625	9/1/14	3,158	2,810,620
Sr. Sub. Notes	Ba3	6.625	4/15/16	4,050	3,523,500
Sr. Sub. Notes	Ba3	7.125	5/15/18	675	594,000
Opti Canada, Inc.,(i) Sec’d. Notes	B3	7.875	12/15/14	6,525	2,153,250
Sec’d. Notes	B3	8.25	12/15/14	2,450	833,000
Parker Drilling Co., Gtd. Notes	B2	9.625	10/1/13	900	603,000
Petrohawk Energy Corp.,
Gtd. Notes, 144A	B3	7.875	6/1/15	2,825	2,429,500
Gtd. Notes	B3	9.125	7/15/13	3,225	3,047,625
Sr. Notes, 144A	B3	10.50	8/1/14	200	197,000
Petroplus Finance Ltd. (Bermuda), 144A(f)(i) Gtd. Notes	B1	6.75	5/1/14	8,575	6,645,624
Gtd. Notes	B1	7.00	5/1/17	3,075	2,275,500
Pioneer Natural Resource Co., Gtd. Notes	Ba1	5.875	7/15/16	1,050	800,871
Sr. Unsec’d. Notes	Ba1	6.65	3/15/17	8,000	6,267,024
Sr. Unsec’d. Notes	Ba1	6.875	5/1/18	3,225	2,500,697
Plains Exploration & Production Co., Gtd. Notes	B1	7.75	6/15/15	4,625	4,231,875
Gtd. Notes	B1	7.625	6/1/18	1,600	1,392,000
SandRidge Energy, Inc., Gtd. Notes, 144A	B3	8.00	6/1/18	7,900	6,162,000

					57,714,924

Foods 2.4%
Ahold Finance USA, Inc., Gtd. Notes	Baa3	8.25	7/15/10	1,330	1,346,598
Albertson’s, Inc., Sr. Unsec’d. Notes	Ba3	8.35	5/1/10	1,600	1,584,000
Sr. Unsec’d. Notes	Ba3	8.70	5/1/30	1,230	1,057,800
Aramark Corp., Gtd. Notes(j)	B3	4.67	2/1/15	2,450	1,923,250
Gtd. Notes(f)	B3	8.50	2/1/15	3,450	3,139,500
Carrols Corp., Gtd. Notes	B3	9.00	1/15/13	130	109,850
Del Monte Corp., Gtd. Notes	B2	8.625	12/15/12	2,300	2,317,250
Dole Food, Inc., Gtd. Notes	Caa2	7.25	6/15/10	2,275	2,036,125
National Beef Packing Co., Sr. Unsec’d. Notes	Caa1	10.50	8/1/11	3,625	2,646,250

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	15

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Foods (cont’d.)
Stater Brothers Holdings, Inc., Gtd. Notes	B2	7.75%	4/15/15	$1,600	$1,536,000
Gtd. Notes	B2	8.125	6/15/12	1,000	992,500
Tyson Foods, Inc., Sr. Unsec’d. Notes, 144A	Ba3	10.50	3/1/14	2,475	2,332,688

					21,021,811
Gaming 2.7%
CCM Merger, Inc., Notes, 144A (original cost $10,589,125; purchased 7/14/05 - 8/21/08)(b)	Caa3	8.00	8/1/13	11,235	4,156,949
Chukchansi Economic Development Authority, Sr. Unsec’d. Notes, 144A (cost $186,975; purchased 4/27/06)(b)(k)	B2	8.00	11/15/13	180	29,700
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A(k)	Caa1	12.00	10/15/15	2,500	1,250,000
Fontainebleau Las Vegas Holdings LLC, Mortgaged Backed, 144A (original cost $5,068,188; purchased 5/24/07 - 6/20/07)(b)(f)(k)	Caa3	11.00	6/15/15	5,025	326,625
Harrah’s Operating Co., Inc., Gtd. Notes	Caa3	5.50	7/1/10	4,505	1,148,775
Gtd. Notes(f)	Caa3	5.625	6/1/15	1,681	100,860
Gtd. Notes	Caa3	6.50	6/1/16	515	30,900
Gtd. Notes	Caa2	10.75	2/1/16	10,995	1,539,300
Sr. Unsec’d. Notes, 144A(f)	CCC-(a)	10.00	12/15/18	2,966	830,480
Isle of Capri Casinos, Inc., Gtd. Notes	Caa1	7.00	3/1/14	2,607	1,042,800
Mandalay Resort Group, Gtd. Notes	Caa3	9.375	2/15/10	450	216,000
MGM Mirage, Inc.,
Gtd. Notes(f)	B3	6.00	10/1/09	2,840	2,080,300
Gtd. Notes	B3	8.50	9/15/10	125	56,875
Sr. Sec’d. Notes, 144A(f)	Ba3	13.00	11/15/13	5,580	4,017,600
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Caa1	8.375	7/1/11	295	179,950
Sr. Sub. Notes	Caa1	8.00	4/1/12	3,435	1,099,200
Motorcity Casino, Bank Loan(k)	B3	7.298	7/13/12	1,719	971,193
Park Place Ent., Gtd. Notes(f)	Caa3	8.125	5/15/11	775	127,875
Pokagon Gaming Authority, Sr. Notes, 144A(f)	B2	10.375	6/15/14	1,200	1,056,000

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Gaming (cont’d.)
River Rock Entertainment Authority (The), Sr. Sec’d. Notes(k)	B2	9.75%	11/1/11	$2,100	$1,071,000
Seneca Gaming Corp., Sr. Unsec’d. Notes(f)	Ba2	7.25	5/1/12	1,000	740,000
Shingle Springs Tribal Gaming Authority, Sr. Notes, 144A (cost $2,436,000; purchased 6/22/07 - 12/22/07)(b)(k)	B3	9.375	6/15/15	2,475	1,447,875
Station Casinos, Inc., Sr. Sub Notes	C	6.625	3/15/18	1,735	52,050
Sr. Sub. Notes	C	6.50	2/1/14	2,655	79,650
Sr. Unsec’d. Notes	Ca	6.00	4/1/12	34	10,432

					23,662,389

Health Care & Pharmaceutical 15.0%
Accellent, Inc., Gtd. Notes	Caa3	10.50	12/1/13	11,980	8,685,500
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25	12/15/12	1,985	1,855,975
Biomet, Inc., Gtd. Notes, PIK(f)	B3	10.375	10/15/17	6,050	5,278,625
Gtd. Notes	Caa1	11.625	10/15/17	10,640	9,841,999
BIO-RAD Laboratories, Inc., Sr. Sub. Notes	Ba3	7.50	8/15/13	2,000	1,900,000
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba2	6.25	11/15/15	4,800	4,584,000
Catalent Pharma Solutions, Inc., Gtd. Notes	Caa1	9.50	4/15/15	5,450	1,853,000
Community Health Systems, Inc., Bank Loan (original cost $117,021; purchased 8/15/07 - 2/22/08)(b)(k)	Ba3	2.729	7/25/14	128	108,543
Bank Loan(k)	Ba3	3.438	7/25/14	2,507	2,122,340
Gtd. Notes(f)	B3	8.875	7/15/15	925	875,281
Elan Finance PLC (Ireland),(i) Gtd. Notes	B3	7.75	11/15/11	945	805,613
Gtd. Notes	B3	8.875	12/1/13	600	480,000
FMC Finance III SA (Luxembourg), Gtd. Notes(i)	Ba2	6.875	7/15/17	650	638,625
Fresenius Med. Care Capital Trust, Gtd. Notes	Ba3	7.875	6/15/11	410	412,050
HCA Inc., Bank Loan(k)	Ba3	2.959	11/17/12	18,634	16,215,804
Notes	Caa1	7.69	6/15/25	840	446,698
Notes, MTN	Caa1	9.00	12/15/14	4,000	2,954,888

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	17

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Health Care & Pharmaceutical (cont’d.)
Sr. Sec’d. Notes, PIK(f)	B2	9.625%	11/15/16	$1,450	$1,210,750
Sr. Unsec’d. Notes	Caa1	6.25	2/15/13	3,550	2,769,000
Sr. Unsec’d. Notes	Caa1	7.50	11/15/95	1,500	714,458
Sr. Unsec’d. Notes, MTN	Caa1	8.70	2/10/10	550	543,182
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00	4/1/14	3,275	3,078,500
Gtd. Notes	Ba3	7.00	1/15/16	5,132	4,657,290
Psychiatric Solutions, Inc., Gtd. Notes	B3	7.75	7/15/15	2,900	2,544,750
PTS Acquisitions Corp., Bank Loan(k)	Ba3	3.709	4/10/14	6,895	4,068,050
Res-Care, Inc., Gtd. Notes	B1	7.75	10/15/13	6,515	5,619,188
Royalty Pharma Finance Trust, Bank Loan(k)	Baa3	1.234	5/15/15	8,350	7,682,000
Select Medical Corp., Gtd. Notes	B3	7.625	2/1/15	1,605	987,075
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	7.875	4/15/15	1,190	975,800
Sr. Unsec’d. Notes	Ba1	8.625	1/15/12	9,855	8,770,950
Skilled Healthcare Group, Inc., Bank Loan(k)	B1	2.756	6/15/12	2,000	1,700,000
Gtd. Notes	Caa1	11.00	1/15/14	8,631	8,458,380
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125	4/15/15	10,650	9,771,374
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $3,238,500; purchased 6/21/07 - 12/19/07)(b)(k)	Caa1	10.00	7/15/17	3,350	1,842,500
Vanguard Health Holdings Co. II LLC, Sr. Sub. Notes	Caa1	9.00	10/1/14	900	823,500
Ventas Realty LP, Gtd. Notes	Ba1	9.00	5/1/12	1,705	1,683,688
Viant Holdings, Inc., Gtd. Notes, 144A (original cost $11,987,323; purchased 6/25/07 - 01/31/08)(b)(k)	Caa1	10.125	7/15/17	12,506	4,377,100

					131,336,476

Lodging & Leisure 0.5%
Felcor Lodging LP, Gtd. Notes(f)	B1	9.00	6/1/11	1,750	945,000
Host Hotel & Resorts LP, Gtd. Notes	Ba1	6.375	3/15/15	1,465	1,054,800
Gtd. Notes	Ba1	7.125	11/1/13	3,535	2,801,488

					4,801,288

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Media & Entertainment 1.7%
AMC Entertainment, Inc., Gtd. Notes	B2	11.00%	2/1/16	$400	$360,000
Sr. Sub. Notes(f)	B2	8.00	3/1/14	4,075	3,259,999
Cinemark, Inc., Sr. Disc. Notes (Zero thru 3/15/09)	B3	12.05(l)	3/15/14	1,455	1,331,325
Clear Channel Communications Inc., Sr. Unsec’d. Notes	Caa1	5.50	9/15/14	1,370	116,450
Sr. Unsec’d. Notes	Caa1	5.75	1/15/13	4,025	342,125
Sr. Unsec’d. Notes(f)	Caa1	6.875	6/15/18	525	44,625
CMP Susquehanna Corp., Gtd. Notes	Ca	9.875	5/15/14	2,100	63,000
Dex Media West LLC, Sr. Sub. Notes	Caa1	9.875	8/15/13	9,775	1,490,688
Dex Media, Inc., Sr. Unsec’d. Notes	Caa2	8.00	11/15/13	2,645	171,925
Idearc, Inc., Gtd. Notes	Ca	8.00	11/15/16	4,385	65,775
Intelsat Subsidiary Holding Co. Ltd., (Bermuda)
Sr. Unsec’d. Notes, 144A(i)	B3	8.875	1/15/15	2,500	2,375,000
Lin Television Corp., Gtd. Notes(f)	B3	6.50	5/15/13	1,300	676,000
MediaNews Group, Inc., Sr. Sub. Notes	Ca	6.875	10/1/13	2,325	63,938
Morris Publishing Group LLC, Gtd. Notes	Ca	7.00	8/1/13	1,460	73,000
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(i)	B2	7.75	3/15/16	4,820	3,928,299
Rainbow National Services LLC, Gtd. Notes, 144A	B2	10.375	9/1/14	215	220,106
RH Donnelley, Sr. Disc. Notes(f)	Caa3	6.875	1/15/13	3,000	127,500
Sr. Unsec’d. Notes	Caa3	8.875	1/15/16	1,190	53,550
Univision Communications, Inc., Gtd. Notes, PIK, 144A	Caa2	9.75	3/15/15	5,490	411,750

					15,175,055

Metals 4.7%
Aleris International, Inc., Gtd. Notes(e)(k)	D(a)	9.00	12/15/14	900	2,700
Century Aluminum Co., Gtd. Notes	B3	7.50	8/15/14	1,510	604,000
FMG Finance Pty Ltd. (Australia), 144A(i) Sr. Sec’d. Notes	B1	10.625	9/1/16	6,525	5,546,250
Sr. Sec’d. Notes	B1	10.00	9/1/13	1,333	1,133,050
Foundation Coal Co., Sr. Unsec’d. Notes	Ba3	7.25	8/1/14	1,200	1,083,000

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	19

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Metals (cont’d.)
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec. Notes(f)(j)	Ba2	7.084%	4/1/15	$2,800	$2,093,000
Sr. Unsec’d. Notes	Ba2	8.375	4/1/17	6,150	5,304,375
Gerdau AmeriSteel Corp. (Canada), Gtd. Notes(i)	Ba1	10.375	7/15/11	4,285	4,381,413
Ispat Inland ULC (Canada), Gtd. Notes(i)	Baa2	9.75	4/1/14	12,193	11,248,042
Metals USA, Inc., Sr. Sec’d. Notes	B3	11.125	12/1/15	7,000	3,990,000
Novelis, Inc.(Canada), Gtd. Notes(i)	B3	7.25	2/15/15	106	33,141
Ryerson, Inc., Sr. Sec’d. Notes, 144A (original cost $125,000; purchased 10/3/07)(b)	Caa1	12.25	11/1/15	125	73,750
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.50	7/27/35	3,450	2,289,192
US Steel Corp., Sr. Unsec’d. Notes(f)	Baa3	7.00	2/1/18	4,950	3,709,693

					41,491,606

Non Captive Finance 0.8%
Lender Process Services, Gtd. Notes	Ba2	8.125	7/1/16	6,700	6,691,625

Packaging 3.2%
Ball Corp., Gtd. Notes	Ba1	6.625	3/15/18	1,950	1,881,750
Berry Plastics Corp., Sec’d. Notes(j)	Caa1	5.871	9/15/14	1,750	813,750
Sr. Sec’d. Notes(j)	B1	5.844	2/15/15	1,000	780,000
Sr. Sec’d. Notes	Caa1	8.875	9/15/14	4,650	2,766,750
Crown Americas LLC, Gtd. Notes(f)	B1	7.625	11/15/13	5,550	5,577,750
Gtd. Notes	B1	7.75	11/15/15	600	604,500
Exopack Holding, Inc., Gtd. Notes	B3	11.25	2/1/14	4,800	2,796,000
Graham Packaging Co., Inc. Gtd. Notes	Caa1	8.50	10/15/12	915	709,125
Gtd. Notes(f)	Caa1	9.875	10/15/14	2,305	1,452,150
Greif, Inc., Gtd. Notes	Ba2	6.75	2/1/17	5,500	4,812,500
Owens Brockway Glass Container, Inc., Gtd. Notes	Ba3	6.75	12/1/14	250	241,250
Gtd. Notes	Ba3	8.25	5/15/13	2,625	2,651,250
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	2,717	2,499,640

					27,586,415

Paper 2.3%
Cascades, Inc. (Canada), Gtd. Notes(i)	Ba3	7.25	2/15/13	2,505	1,434,113

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Paper (cont’d.)
Cellu Tissue Holdings, Inc., Sec’d. Notes(k)	B2	9.75%	3/15/10	$1,425	$1,140,000
Domtar Corp., Gtd. Notes	Ba3	5.375	12/1/13	1,500	1,050,000
Gtd. Notes	Ba3	7.125	8/15/15	1,500	1,020,000
Gtd. Notes	Ba3	7.875	10/15/11	5,565	4,744,162
Georgia Pacific Corp., Gtd. Notes, 144A (original cost $ 2,880,000; purchased 12/31/06 - 7/18/08)(b)(f)	Ba3	7.125	1/15/17	2,950	2,706,625
Graphic Package Int’l, Inc., Gtd. Notes(f)	B3	8.50	8/15/11	4,460	3,924,800
Jefferson Smurfit Corp., Sr. Unsec’d. Notes(e)(f)	D(a)	8.25	10/1/12	2,200	176,000
Millar Western Forest Products Ltd. (Canada), Sr. Notes(i)	B2	7.75	11/15/13	275	134,750
Norampac, Inc. (Canada), Gtd. Notes(i)	Ba3	6.75	6/1/13	875	341,250
P. H. Glatfelter, Gtd. Notes	Ba2	7.125	5/1/16	255	214,200
Rock-Tenn Co., Gtd. Notes, 144A	Ba3	9.25	3/15/16	500	497,500
Sr. Sec’d. Notes	Ba3	8.20	8/15/11	482	482,000
Smurfit Capital Funding PLC, (Ireland), Gtd. Notes(i)	Ba2	7.50	11/20/25	100	56,000
Stone Container Enterprises, Inc., Sr. Unsec’d. Notes(e)(f)	D(a)	8.375	7/1/12	2,200	176,000
Stone Container Finance (Canada), Gtd. Notes(e)(i)	D(a)	7.375	7/15/14	5,000	550,000
Verso Paper Holdings LLC and Verson Paper, Inc., Gtd. Notes	B3	11.375	8/1/16	6,285	1,319,850

					19,967,250

Pipelines & Others 2.8%
Amerigas Partners LP/Amerigas Eagle Finance Corp., Sr. Unsec’d. Notes	Ba3	7.125	5/20/16	840	781,200
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.80	8/1/31	750	572,119
Sr. Unsec’d. Notes	Ba3	8.25	2/15/16	1,825	1,697,250

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	21

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Pipelines & Others (cont’d.)
Markwest Energy Partners LP, Gtd. Notes	B2	6.875%	11/1/14	$975	$684,938
Gtd. Notes	B2	8.75	4/15/18	2,565	1,821,150
Pacific Energy Partners LP, Gtd. Notes	Baa3	7.125	6/15/14	1,900	1,751,055
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625	7/15/11	350	334,650
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.00	3/1/32	29	25,985
Targa Resources Partners LP, Sr. Unsec’d. Notes, 144A	B2	8.25	7/1/16	1,125	798,750
Targa Resources, Inc., Gtd. Notes	B3	8.50	11/1/13	6,680	4,208,400
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.125	9/1/11	1,300	1,267,500
Sr. Unsec’d. Notes	Baa3	8.125	3/15/12	4,535	4,466,975
Sr. Unsec’d. Notes, 144A	Baa3	8.75	1/15/20	1,725	1,716,375
Williams Partners LP, Sr. Unsec’d. Notes	Ba2	7.25	2/1/17	2,851	2,480,370
Sr. Unsec’d. Notes	Ba2	7.50	6/15/11	1,800	1,737,000

					24,343,717

Real Estate Investment Trust
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	B1	6.50	2/1/17	150	57,000

Retailers 1.0%
Gamestop Corp., Gtd. Notes	Ba1	8.00	10/1/12	1,415	1,415,000
Neiman Marcus Group, Inc., PIK, Gtd. Notes(f)	B3	9.00	10/15/15	4,290	1,694,550
Pantry, Inc., Gtd. Notes	Caa1	7.75	2/15/14	800	604,000
Susser Holdings, Gtd. Notes	B3	10.625	12/15/13	5,314	5,101,440

					8,814,990

Technology 7.2%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.70	6/1/10	12,500	11,937,499
Ampex Corp. (original cost $66,784; purchased 10/3/08)(b)(k)	NR	12.00	9/30/09	83	32,801
Avago Technologies Finance Pte (Singapore),(i) Gtd. Notes	B1	10.125	12/1/13	10,378	8,743,465
Gtd. Notes	B3	11.875	12/1/15	2,200	1,628,000

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Technology (cont’d.)
Computer Associates, Inc., Sr. Unsec’d. Notes, 144A	Ba1	6.125%	12/1/14	$2,700	$2,419,875
First Data Corp., Bank Loan(k)	Ba3	3.223	9/24/14	3,950	2,580,665
Bank Loan(k)	Ba3	3.223	9/24/14	4,938	3,240,852
Gtd. Notes	B3	9.875	9/24/15	1,200	660,000
Flextronics International Ltd. (Singapore),(i)(k) Bank Loan	Ba1	3.681	10/1/14	584	382,510
Bank Loan	Ba1	3.344	10/1/14	168	109,917
Freescale Semiconductor, Inc, Bank Loan	B1	3.931	11/29/13	8	3,604
Gtd. Notes, PIK(f)	Caa2	9.125	12/15/14	11,575	752,375
Iron Mountain, Inc., Gtd. Notes	B2	8.00	6/15/20	3,500	3,290,000
Gtd. Notes	B2	8.625	4/1/13	4,075	4,075,000
Nortel Networks Ltd. (Canada),(e)(i) Gtd. Notes	D(a)	9.003	7/15/11	3,000	405,000
Gtd. Notes(f)	D(a)	10.125	7/15/13	2,500	337,500
Gtd. Notes, 144A(f)	D(a)	10.75	7/15/16	2,890	397,375
Gtd. Notes(f)	D(a)	10.75	7/15/16	6,900	948,750
Open Solutions, Inc., Gtd. Notes, 144A	Caa2	9.75	2/1/15	1,075	169,313
Seagate Technology HDD Holdings, (Cayman Islands),(i) Gtd. Notes	Ba2	6.375	10/1/11	7,300	4,927,500
Gtd. Notes	Ba2	6.80	10/1/16	2,650	1,457,500
Sensata Technologies, Inc. (Netherlands),(i) Bank Loan(k)	B3	2.934	4/27/13	1,000	446,250
Gtd. Notes	Caa3	8.00	5/1/14	8,315	2,161,900
Serena Software, Inc., Gtd. Notes	Caa1	10.375	3/15/16	5,090	3,015,825
STATS ChipPAC Ltd., (Singapore), Gtd. Notes(i)	Ba1	6.75	11/15/11	3,170	2,536,000
SunGard Data Systems, Inc., Gtd. Notes, 144A	Caa1	10.625	5/15/15	7,050	5,957,250
Sec’d. Notes	B3	4.875	1/15/14	600	478,500

					63,095,226

Telecommunications 7.3%
Alltel Corp., Sr. Unsec’d. Notes	Baa1	7.00	7/1/12	5,000	5,137,500
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125	10/15/12	1,000	997,500

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	23

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Telecommunications (cont’d.)
Centennial Cellular Corp., Ser. B, Gtd. Notes(f)	B2	10.125%	6/15/13	$6,685	$6,910,618
Cincinnati Bell, Inc., Gtd. Notes	B2	8.375	1/15/14	1,000	915,000
Citizens Communications Co., Sr. Sec’d. Notes	Ba2	6.25	1/15/13	1,280	1,164,800
Sr. Unsec’d. Notes	Ba2	9.00	8/15/31	1,035	755,550
Sr. Unsec’d. Notes	Ba2	9.25	5/15/11	2,198	2,241,960
Crown Castle International Corp., Sr. Unsec’d. Notes(f)	B1	9.00	1/15/15	1,000	975,000
Fairpoint Communications, Inc., Sr. Unsec’d. Notes, 144A	B3	13.125	4/1/18	6,000	2,490,000
Hawaiian Telcom Communication, Inc.,(e)(k) Gtd. Notes	NR	8.765	5/1/13	1,650	49,500
Gtd. Notes	NR	12.50	5/1/15	3,515	35,150
Level 3 Financing, Inc., Gtd. Notes(f)	Caa1	12.25	3/15/13	6,875	4,743,750
MetroPCS Wireless, Inc., Sr. Notes, 144A	B3	9.25	11/1/14	1,000	940,000
Nextel Communications, Inc., Ser. D, Gtd. Notes	Ba2	7.375	8/1/15	425	195,500
Qwest Communications Int’l., Inc., Gtd. Notes(f)	Ba3	7.50	2/15/14	2,655	2,250,113
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.20	11/10/26	1,000	705,000
Sr. Unsec’d. Notes	Ba1	7.50	10/1/14	5,950	5,288,063
Sr. Unsec’d. Notes	Ba1	7.625	6/15/15	2,380	2,124,150
Sr. Unsec’d. Notes(f)	Ba1	8.875	3/15/12	1,000	985,000
Sprint Capital Corp., Gtd. Notes(f)	Ba2	7.625	1/30/11	5,675	4,923,063
Gtd. Notes	Ba2	8.375	3/15/12	2,050	1,660,500
Gtd. Notes	Ba2	8.75	3/15/32	575	346,438
Sprint Nextel Corp., Sr. Unsec’d. Notes(j)	Ba2	1.866	6/28/10	550	477,504
Time Warner Telecom Holdings, Inc., Gtd. Notes(f)	B3	9.25	2/15/14	6,825	6,466,687
Windstream Corp., Gtd. Notes(f)	Ba3	8.125	8/1/13	3,050	2,958,500
Gtd. Notes	Ba3	8.625	8/1/16	8,185	7,857,599

					63,594,445

Total corporate bonds					824,019,093

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

		Shares	Value (Note 1)

COMMON STOCKS 0.1%
Adelphia Recovery Trust(c)(k)		2,000,000	$2,000
Embarq Corp.		2,933	102,567
Mirant Corp.(c)		3,191	39,026
Neenah Enterprises, Inc.(c)(k)		3,902	858
Peachtree Cable Assoc. Ltd.(c)(k)		31,559	316
Sprint Nextel Corp.(f)		28,675	94,341
Xerox Corp.		169,797	879,548
Zemex Minerals Group(c)(k)		171	10,294

Total common stocks			1,128,950

PREFERRED STOCKS
Building Materials & Construction
New Millenium Homes LLC, Ser. A (original cost $0; purchased 5/27/98)(b)(c)(d)(k)		2,000	314,000

Cable
Escrow Pfd Adelphia(c)(e)(k)		20,000	20
PTV, Inc., Ser. A, 10.00%(c)		9	1

			21

Total preferred stocks			314,021

	Expiration Date
WARRANTS(c)
Cable
TVN Entertainment (original cost $5,615,000; purchased 10/21/04)(b)(k)	1/1/49	46,241	26,819

Consumer
Icon Fitness Corp.(k)	2/28/49	4,375	44

Gaming
Aladdin Gaming(k)	3/1/10	30,000	30

Paper
Smurfit Kappa Funding PLC (Ireland), 144A(i)(k)	10/1/13	275	297

Technology
Viasystems Group, Inc.(k)	1/10/31	166,335	17

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	25

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

	Expiration Date	Shares	Value (Note 1)

WARRANTS (Continued)
Telecommunications
GT Group Telecom, Inc. (Canada), 144A(d)(i)(k)	2/1/10	8,610	$9
Sirius XM Radio, Inc., 144A(k)	3/15/10	345		†

			9

Total warrants			27,216

Total long-term investments (cost $1,114,296,052)			827.591,011

SHORT-TERM INVESTMENTS 13.8%

Affiliated Mutual Funds
Dryden Core Investment Fund—Dryden Short-Term Core Bond Series(h)		43,351	321,667
Dryden Core Investment Fund—Taxable Money Market Series (includes $81,621,073 of cash collateral received for securities on loan)(g)(h)		120,705,917	120,705,917

Total short-term investments (cost $121,130,263)			121,027,584

Total Investments 108.3% (cost $1,235,426,315; Note 5)(m)			948,618,595
Liabilities in excess of other assets(n) (8.3%)			(72,395,173)

Net Assets 100.0%			$876,223,422

*	The ratings reflected are as of February 28, 2009. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LLC—Limited Liability Company.

LP—Limited Partnership.

PIK— Payment-in-kind.

NR— Not Rated by Moody’s or Standard & Poor’s.

M.T.N.—Medium Term Notes

† Less than $0.50.

(a)	Standard & Poor’s rating.
(b)	Indicates a restricted security; the aggregate original cost of such securities is $39,026,581. The aggregate value of $17,295,284 is approximately 2.0% of net assets.
(c)	Non-income producing security.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

(d)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stock or warrants.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	All or portion of security is on loan. The aggregate market value of such securities is $79,249,611; cash collateral of $81,621,073 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(g)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Short-Term Core Bond Series and the Dryden Core Investment Fund—Taxable Money Market Series.
(i)	US$ denominated foreign securities.
(j)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at February 28, 2009.
(k)	Indicates a security that has been deemed illiquid.
(l)	Represents a zero coupon bond or step bond. Rate shown reflects the effective yield at reporting date.
(m)	As of February 28, 2009, 11 securities representing $1,342,542 and 0.2% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(n)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on credit default swaps and foreign currency contracts as follows:

Credit default swap agreements outstanding at February 28, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Buy Protection(1):
Citibank, NA	6/20/2013	$5,000	4.74%	Ryland Group, Inc. (The) 5.375%, 1/15/15	$(187,620)
Merrill Lynch Capital Services, Inc.	12/20/2013	5,000	4.35	Ryland Group, Inc. (The) 5.375%, 1/15/15	(139,410)
Merrill Lynch Capital Services, Inc.	12/20/2013	5,000	4.60	KB Home 6.25%, 6/15/15	(38,372)
JPMorgan Chase Bank	12/20/2013	3,000	3.90	JC Penney Corp., Inc. 6.375%, 10/15/36	126,868
JPMorgan Chase Bank	12/20/2013	5,000	6.50	Tenet Healthcare Corp. 7.375%, 2/1/13	1,021,167
JPMorgan Chase Bank	12/20/2013	5,000	3.35	Seagate Technology HHD Holdings 6.80%, 10/1/16	1,471,793
Deutsche Bank AG	12/20/2013	2,000	2.00	Allied Waste North America, Inc. 7.375%, 4/15/14	(109,207)
Goldman Sachs International	6/20/2012	5,000	0.43%	Alltel Corp. 7.875%, 7/1/32	(10,376)
Barclays Bank, PLC	3/20/2014	2,500	5.00	Cooper Tire & Rubber Co. 7.625%, 3/15/27	292,945

					$2,427,788

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	27

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at February 28, 2009(4)	Fair Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Deprecation)
Credit Default Swaps on Corporate Issues-Sell Protection(2):
Merrill Lynch Capital Services, Inc.	9/20/2009	$2,000	4.65%	General Motors Corp., 7.125%, 7/15/13	2.05%	$(1,276,540)	$—	$(1,276,540)
Morgan Stanley Capital Services, Inc.	9/20/2010	2,500	4.20	Lear Corp., 8.11%, 5/15/09	1.62	(1,858,767)	—	(1,858,767)
Morgan Stanley Capital Services	6/20/2009	5,000	1.90	Texas Competitive Electric Holdings Co.,	0.21	(267,711)	—	(267,711)
Goldman Sachs International	3/20/2016	1,850	4.10	NRG Energy, Inc., 7.25%, 2/1/14	0.06	(120,130)	—	(120,130)
Barclays Bank, PLC	3/20/2009	5,000	0.00	MGM Mirage 5.875%, 2/27/14	0.50	(38,186)	(41,106)	2,920
Barclays Bank, PLC	3/20/2010	5,000	5.00	HCA, Inc. 6.375%, 1/15/15	0.07	(91,603)	(117,208)	25,605
Barclays Bank, PLC	9/20/2009	10,000	5.00	HCA, Inc. 6.375%, 1/15/15	0.08	(121,140)	(4,527)	(116,613)
Barclays Bank, PLC	3/20/2009	5,000	0.00	Texas Competitive Electric Holdings Co.,	0.26	(56,871)	(29,172)	(27,699)

						$(3,830,948)	$(192,013)	$(3,638,935)

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount up to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The fair value of credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$122,144,261	$—
Level 2—Other Significant Observable Inputs	825,131,792	(943,436)
Level 3—Significant Unobservable Inputs	1,342,542	(267,711)

Total	$948,618,595	$(1,211,147)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	29

Portfolio of Investments

as of February 28, 2009 (Unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)
Balance as of 8/31/08	$1,647,025	$31,549
Realized gain (loss)	—	*
Accrued discounts/premiums	12,940
Change in unrealized appreciation (depreciation)	(383,382)	(299,260)
Net purchases (sales)	66,784	—
Transfers in and/or out of Level 3	(825)	—

Balance as of 2/28/09	$1,342,542	$(267,711)

*	The realized gain earned during the period for other financial instruments was $48,819

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2009 was as follows:

Healthcare & Pharmaceutical	15.0%
Affiliated Mutual Funds (including 9.3% of collateral received for securities on loan)	13.8
Capital Goods	11.1
Electric	9.2
Telecommunications	7.3
Technology	7.2
Energy—Other	6.6
Cable	6.3
Metals	4.7
Packaging	3.2
Pipelines & Other	2.8
Gaming	2.7
Foods	2.4
Consumer	2.3
Paper	2.3
Chemicals	2.0
Media & Entertainment	1.7
Aerospace/Defense	1.6
Automotive	1.6
Building Materials & Construction	1.0
Retailers	1.0
Non Captive Finance	0.8
Airlines	0.5
Lodging & Leisure	0.5
Asset Backed Securities	0.2
Banking	0.2
Energy—Integrated	0.2
Common Stocks	0.1

108.3
Liabilities in excess of other assets	(8.3)

Net Assets	100.0%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	31

Statement of Assets and Liabilities

as of February 28, 2009 (Unaudited)

Assets
Investments, at value, including securities on loan of $79,249,611:
Unaffiliated Investments (cost $1,114,296,052)	$827,591,011
Affiliated Investments (cost $121,130,263)	121,027,584
Cash	8,219,081
Receivable for investments sold	31,148,601
Dividends and interest receivable	21,986,303
Unrealized appreciation on swap agreements	2,941,298
Receivable for Fund shares sold	2,288,432
Premium for swaps purchased	596,336
Prepaid expenses	16,975

Total assets	1,015,815,621

Liabilities
Payable to broker for collateral for securities on loan	81,621,073
Payable for investments purchased	49,680,136
Unrealized depreciation on swap agreements	4,152,445
Income distribution payable	1,759,843
Payable for Fund shares reacquired	1,073,003
Accrued expenses	507,308
Management fee payable	330,059
Distribution fee payable	218,850
Discount for swaps purchased	192,013
Deferred directors’ fees	35,234
Affiliated transfer agent fee payable	22,235

Total liabilities	139,592,199

Net Assets	$876,223,422

Net assets were comprised of:
Common stock, at par	$2,202,232
Paid-in capital in excess of par	2,108,941,640

2,111,143,872
Undistributed net investment income	737,268
Accumulated net realized loss on investments and foreign currency transactions	(947,639,290)
Net unrealized depreciation on investments and foreign currencies	(288,018,428)

Net assets, February 28, 2009	$876,223,422

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($715,289,671 ÷ 179,761,458 shares of common stock issued and outstanding)	$3.98
Maximum sales charge (4.50% of offering price)	.19

Maximum offering price to public	$4.17

Class B
Net asset value, offering price and redemption price per share ($69,995,895 ÷ 17,610,873 shares of common stock issued and outstanding)	$3.97

Class C
Net asset value, offering price and redemption price per share ($43,618,105 ÷ 10,977,350 shares of common stock issued and outstanding)	$3.97

Class L
Net asset value, offering price and redemption price per share ($3,633,200 ÷ 912,476 shares of common stock issued and outstanding)	$3.98

Class M
Net asset value, offering price and redemption price per share ($8,459,849 ÷ 2,126,675 shares of common stock issued and outstanding)	$3.98

Class R
Net asset value, offering price and redemption price per share ($1,278,551 ÷ 321,442 shares of common stock issued and outstanding)	$3.98

Class X
Net asset value, offering price and redemption price per share ($1,877,898 ÷ 472,410 shares of common stock issued and outstanding)	$3.98

Class Z
Net asset value, offering price and redemption price per share ($32,070,253 ÷ 8,040,472 shares of common stock issued and outstanding)	$3.99

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	33

Statement of Operations

Six Months Ended February 28, 2009 (Unaudited)

Net Investment Income
Income
Interest	$49,793,084
Affiliated dividend income	329,329
Affiliated income from securities loaned, net	307,099
Unaffiliated dividends	45,137

Total income	50,474,649

Expenses
Management fee	2,189,467
Distribution fee—Class A	949,392
Distribution fee—Class B	289,829
Distribution fee—Class C	152,976
Distribution fee—Class L	9,964
Distribution fee—Class M	51,944
Distribution fee—Class R	2,644
Distribution fee—Class X	12,133
Transfer agent’s fee and expenses (including affiliated expense of $141,395 )	706,000
Custodian’s fees and expenses	106,000
Reports to shareholders	58,000
Registration fees	50,000
Directors’ fees	20,000
Legal fees and expenses	15,000
Audit fee	14,000
Insurance	3,000
Interest expense (Note 7)	2,052
Miscellaneous	7,068

Total expenses	4,639,469

Net investment income	45,835,180

Realized And Unrealized Gain (Loss) On Investments And Swaps
Net realized gain (loss) on:
Investment transactions	(83,214,088)
Swaps	4,068,941

(79,145,147)

Net change in unrealized appreciation (depreciation) on:
Investments	(185,566,319)
Swaps	(1,831,975)

(187,398,294)

Net loss on investments and foreign currency transactions	(266,543,441)

Net Decrease In Net Assets Resulting From Operations	$(220,708,261)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2009	Year Ended August 31, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$45,835,180	$100,038,008
Net realized loss on investments and foreign currency transactions	(79,145,147)	(22,399,122)
Net change in unrealized appreciation (depreciation) of investments and foreign currencies	(187,398,294)	(66,494,107)

Net increase (decrease) in net assets resulting from operations	(220,708,261)	11,144,779

Dividends from net investment income (Note 1)
Class A	(39,117,149)	(83,450,936)
Class B	(3,768,698)	(10,129,671)
Class C	(2,004,072)	(4,036,965)
Class L	(200,360)	(471,750)
Class M	(491,898)	(1,623,468)
Class R	(53,147)	(97,085)
Class X	(114,766)	(312,687)
Class Z	(1,204,040)	(1,854,417)

	(46,954,130)	(101,976,979)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	77,226,334	78,931,280
Net asset value of shares issued in reinvestment of dividends	29,127,295	61,313,668
Cost of shares reacquired	(124,894,637)	(265,677,957)

Net decrease in net assets from Fund share transactions	(18,541,008)	(125,433,009)

Total decrease	(286,203,399)	(216,265,209)

Net Assets
Beginning of period	1,162,426,821	1,378,692,030

End of period(a)	$876,223,422	$1,162,426,821

(a) Includes undistributed net investment income of:	$737,268	$1,856,218

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	35

Notes to Financial Statements

(Unaudited)

Dryden High Yield Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Fund is to maximize current income through investment in a diversified portfolio of high yield fixed income securities which, in the opinion of the Fund’s investment adviser, do not subject the Fund to unreasonable risks. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange are valued at the last price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Directors. Prices may be obtained from independent pricing services which use

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information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from the security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities are valued pursuant to the valuation procedures noted above.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party.

Dryden High Yield Fund, Inc.	37

Notes to Financial Statements

(Unaudited) continued

Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period.

Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payments that a Fund as a seller of protection could be required to pay under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit

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derivative. The implied credit spread of a particular referenced entity reflects the cost of buying /selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the fair values serve as the indicator of the current status of the payment/performance risk. Wider credits spreads and increasing fair value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Some Funds may enter into total return swaps to manage their exposure to a security, commodity or an index. In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount.

These swap agreements involve, to varying degrees, elements of credit, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. The swaps are valued daily at current fair value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Schedule of Investments.

Certain Funds have entered into over-the-counter derivative agreements. Such agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination the contract(s) may impact the amounts reported on financial statements. As of February 28, 2009, Dryden High Yield Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Loan Participations: The Fund may invest in loan participations, another type of restricted security. When the Fund purchases a loan participation, the Fund typically

Dryden High Yield Fund, Inc.	39

Notes to Financial Statements

(Unaudited) continued

enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower (“intermediate participants”). The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the closing daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-ended exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

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Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Forward currency contracts involve elements of both market and credit risk in excess of the amounts reported on the Statement of Assets and Liabilities.

Short Sales: The Fund may make short sales of a security. This means that the Fund may sell a security that it does not own, which it may do, for example, when the Fund thinks the value of the security will decline. The Fund generally borrows the security to deliver to the buyers in a short sale. The Fund must then replace the borrowed security by purchasing it at the market price at the time of replacement. Short sales involve costs and risk. The Fund must pay the lender any dividends or interest that accrues on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. The Fund may make short sales “against the box.” In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security at no additional cost. When selling short against the box, the Fund gives up the opportunity for capital appreciation in the security. A gain, limited to the price at which the company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any

Dryden High Yield Fund, Inc.	41

Notes to Financial Statements

(Unaudited) continued

unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Fund amortizes premiums and accretes discounts on purchases of debt securities as adjustments to interest income.

Net investment income (loss) (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income taxes purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s

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performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to $250 million, .475 of 1% of the next $500 million, .45 of 1% of the next $750 million, .425 of 1% of the next $500 million, .40 of 1% of the next $500 million, .375 of 1% of the next $500 million and .35 of 1% of the Fund’s average daily net assets in excess of $3 billion. The effective management fee rate was .48 of 1% for the six months ended February 28, 2009.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, L, M, R and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, .75 of 1%, 1%, .50 of 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively.

For the six months ended February 28, 2009, PIMS contractually agreed to limit such fees to .25 of 1%, .75 of 1% and .50 of 1% of the average daily net assets of the Class A, Class C and Class R shares, respectively.

PIMS has advised the Fund that it has received approximately $175,000 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2009. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2009, it received approximately $200, $80,500, $4,800, $17,700 and $1,100 in contingent

Dryden High Yield Fund, Inc.	43

Notes to Financial Statements

(Unaudited) continued

deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable. The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing LLC (“First Clearing”) affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended February 28, 2009, the Fund incurred approximately $108,200 in total networking fees of which approximately $67,500 was paid to First Clearing. The Fund did not pay any amounts to Wachovia during the six months ended February 28, 2009. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 28, 2009, PIM has been compensated approximately $129,400 for these services.

The Fund invests in the Taxable Money Market Series and the Dryden Short-Term Core Bond Series, separate portfolios of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series and the Dryden Short-Term Core Bond Series are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2009 aggregated $322,282,922 and $320,895,256, respectively.

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Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2009 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$1,156,824,572	$4,658,573	$(294,489,226	$(289,830,653)

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales and the difference in the treatment of accreting market discount and premium amortization. Other cost basis adjustments are attributable to appreciation on swaps.

For federal income tax purposes, the Fund had a capital loss carryforward at August 31, 2009 of approximately $835,289,000, of which $386,822,000 expires in 2009, $392,572,000 expires in 2010, $25,269,000 expires in 2013, $24,857,000 expires in 2014 and $5,769,000 expires in 2015. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration dates.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 4.50% and 4.25%, respectively. Investors who purchase $1 million or more of Class A or Class L shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and Class X shares are sold with a CDSC that declines from 6% to zero depending on the period of time the shares are held. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class X shares will automatically convert to Class A shares approximately 10 years after purchase. Class L, Class M and Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain JennisonDryden funds. Class R and Class Z shares

Dryden High Yield Fund, Inc.	45

Notes to Financial Statements

(Unaudited) continued

are not subject to any sales or redemption charges and are available only to a limited group of investors.

The Fund is authorized to issue 3 billion shares of common stock, $.01 par value per share, divided into nine classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X, Class New X and Class Z common stock. Of the authorized shares of common stock of the Fund, 500 million shares are designated Class A common stock, 400 million shares are designated for each of Class B common stock, Class C common stock, Class L common stock, Class M common stock and 225 million shares are designated for each of Class R common stock, Class X common stock, Class New X common stock and Class Z common stock. Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2009:
Shares sold	9,845,530	$40,087,346
Shares issued in reinvestment of dividends	5,810,129	23,900,819
Shares reacquired	(23,126,810)	(97,230,110)

Net increase (decrease) in shares outstanding before conversion	(7,471,151)	(33,241,945)
Shares issued upon conversion from Class B, Class M and Class X	3,224,513	14,361,079

Net increase (decrease) in shares outstanding	(4,246,638)	$(18,880,866)

Year ended August 31, 2008:
Shares sold	7,505,102	$40,771,729
Shares issued in reinvestment of dividends	9,170,962	49,550,056
Shares reacquired	(37,254,650)	(202,737,937)

Net increase (decrease) in shares outstanding before conversion	(20,578,586)	(112,416,152)
Shares issued upon conversion from Class B, Class M and Class X	7,680,195	41,643,153

Net increase (decrease) in shares outstanding	(12,898,391)	$(70,772,999)

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Class B	Shares	Amount
Six months ended February 28, 2009:
Shares sold	1,469,502	$6,160,476
Shares issued in reinvestment of dividends	518,635	2,135,243
Shares reacquired	(2,727,569)	(11,612,745)

Net increase (decrease) in shares outstanding before conversion	(739,432)	(3,317,026)
Shares issued upon conversion from Class A	(2,700,279)	(12,180,062)

Net increase (decrease) in shares outstanding	(3,439,711)	$(15,497,088)

Year ended August 31, 2008:
Shares sold	2,371,675	$12,927,028
Shares issued in reinvestment of dividends	1,035,628	5,601,384
Shares reacquired	(4,770,464)	(25,771,912)

Net increase (decrease) in shares outstanding before conversion	(1,363,161)	(7,243,500)
Shares issued upon conversion from Class A	(6,330,449)	(34,315,525)

Net increase (decrease) in shares outstanding	(7,693,610)	$(41,559,025)

Class C
Six months ended February 28, 2009:
Shares sold	2,651,268	$11,124,269
Shares issued in reinvestment of dividends	318,484	1,305,514
Shares reacquired	(1,572,152)	(6,705,054)

Net increase (decrease) in shares outstanding	1,397,600	$5,724,729

Year ended August 31, 2008:
Shares sold	1,419,180	$7,647,960
Shares issued in reinvestment of dividends	470,588	2,539,908
Shares reacquired	(2,409,163)	(13,031,893)

Net increase (decrease) in shares outstanding	(519,395)	$(2,844,025)

Class L
Six months ended February 28, 2009:
Shares sold	54,634	$222,280
Shares issued in reinvestment of dividends	39,205	161,401
Shares reacquired	(165,875)	(701,930)

Net increase (decrease) in shares outstanding	(72,036)	$(318,249)

Year ended August 31, 2008:
Shares sold	84,208	$462,790
Shares issued in reinvestment of dividends	70,011	379,066
Shares reacquired	(366,778)	(1,985,384)

Net increase (decrease) in shares outstanding	(212,559)	$(1,143,528)

Dryden High Yield Fund, Inc.	47

Notes to Financial Statements

(Unaudited) continued

Class M	Shares	Amount
Six months ended February 28, 2009:
Shares sold	162,383	$682,426
Shares issued in reinvestment of dividends	74,282	306,726
Shares reacquired	(547,214)	(2,322,837)

Net increase (decrease) in shares outstanding before conversion	(310,549)	(1,333,685)
Shares reacquired upon conversion into Class A	(420,722)	(1,770,170)

Net increase (decrease) in shares outstanding	(731,271)	$(3,103,855)

Year ended August 31, 2008:
Shares sold	493,516	$2,706,195
Shares issued in reinvestment of dividends	190,859	1,034,694
Shares reacquired	(1,731,554)	(9,319,869)

Net increase (decrease) in shares outstanding before conversion	(1,047,179)	(5,578,980)
Shares reacquired upon conversion into Class A	(1,336,404)	(7,275,258)

Net increase (decrease) in shares outstanding	(2,383,583)	$(12,854,238)

Class R
Six months ended February 28, 2009:
Shares sold	156,514	$651,602
Shares issued in reinvestment of dividends	12,979	53,441
Shares reacquired	(97,606)	(408,399)

Net increase (decrease) in shares outstanding	71,887	$296,644

Year ended August 31, 2008:
Shares sold	219,789	$1,194,909
Shares issued in reinvestment of dividends	17,773	95,768
Shares reacquired	(140,321)	(750,426)

Net increase (decrease) in shares outstanding	97,241	$540,251

Class X
Six months ended February 28, 2009:
Shares sold	9,417	$38,158
Shares issued in reinvestment of dividends	25,488	105,336
Shares reacquired	(133,698)	(547,131)

Net increase (decrease) in shares outstanding before conversion	(98,793)	(403,637)
Shares reacquired upon conversion into Class A	(100,388)	(410,847)

Net increase (decrease) in shares outstanding	(199,181)	$(814,484)

48	Visit our website at www.jennisondryden.com

Class X	Shares	Amount
Year ended August 31, 2008:
Shares sold	117,917	$645,784
Shares issued in reinvestment of dividends	53,019	286,511
Shares reacquired	(301,433)	(1,613,890)

Net increase (decrease) in shares outstanding before conversion	(130,497)	(681,595)
Shares reacquired upon conversion into Class A	(9,975)	(52,370)

Net increase (decrease) in shares outstanding	(140,472)	$(733,965)

Class Z
Six months ended February 28, 2009:
Shares sold	4,479,798	$18,259,777
Shares issued in reinvestment of dividends	282,300	1,158,815
Shares reacquired	(1,281,682)	(5,366,431)

Net increase (decrease) in shares outstanding	3,480,416	$14,052,161

Year ended August 31, 2008:
Shares sold	2,323,371	$12,574,885
Shares issued in reinvestment of dividends	337,365	1,826,281
Shares reacquired	(1,917,854)	(10,466,646)

Net increase (decrease) in shares outstanding	742,882	$3,934,520

Note 7. Borrowings and Overdrafts

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. For the period from October 26,2007 through October 23, 2008, the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund did not utilize the line of credit during the six months ended February 28, 2009.

During the six months ended February 28, 2009, the Fund paid interest to the custodian for temporary overdrawn balances. The average outstanding balance was $792,280 for 54 days at a weighted average interest rate of 2.96%.

Dryden High Yield Fund, Inc.	49

Notes to Financial Statements

(Unaudited) continued

Note 8. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

50	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited)

FEBRUARY 28, 2009	SEMIANNUAL REPORT

Dryden High Yield Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Month Ended February 28, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.19

Income (loss) from investment operations:
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	(1.20)

Total from investment operations	(.99)

Less Dividends:
Dividends from net investment income	(.22)

Net asset value, end of period	$3.98

Total Return(a):	(19.13)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$715,290
Average net assets (000)	$765,816
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(b)	.94	%(c)
Expenses, excluding distribution and service (12b-1) fees	.69	%(c)
Net investment income	10.06	%(c)
For Classes A, B, C, L, R, M, X and Z shares:
Portfolio turnover rate	36	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Annualized.
(d)	Not annualized.
(e)	For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

52	Visit our website at www.jennisondryden.com

Class A
Year Ended August 31, 2008	Eight Months Period Ended August 31, 2007(e)		Year Ended December 31,
			2006	2005	2004	2003

$5.58	$5.80		$5.67	$5.93	$5.80	$4.99

.43	.28		.41	.41	.41	.43
(.38)	(.22)		.15	(.24)	.14	.82

.05	.06		.56	.17	.55	1.25

(.44)	(.28)		(.43)	(.43)	(.42)	(.44)

$5.19	$5.58		$5.80	$5.67	$5.93	$5.80

.86%	.82%		10.24%	3.07%	9.93%	25.66%

$955,165	$1,099,469		$1,201,400	$1,251,927	$1,336,703	$1,364,999
$1,024,892	$1,170,148		$1,205,856	$1,287,410	$1,318,334	$1,268,769

.88%	.92	%(c)	.86%	.90%	.89%	.90%
.63%	.67	%(c)	.61%	.65%	.64%	.65%
7.99%	7.20	%(c)	7.32%	7.09%	7.08%	7.93%

63%	34	%(d)	40%	51%	55%	68%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	53

Financial Highlights

(Unaudited) continued

	Class B
	Six Month Ended February 28, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.19

Income (loss) from investment operations:
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	(1.21)

Total from investment operations	(1.01)

Less Dividends:
Dividends from net investment income	(.21)

Net asset value, end of period	$3.97

Total Return(a):	(19.54)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$69,996
Average net assets (000)	$77,928
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.44	%(b)
Expenses, excluding distribution and service (12b-1) fees	.69	%(b)
Net investment income	9.51	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

54	Visit our website at www.jennisondryden.com

Class B
Year Ended August 31, 2008	Eight Months Period Ended August 31, 2007(c)		Year Ended December 31,
			2006	2005	2004	2003

$5.58	$5.79		$5.66	$5.92	$5.79	$4.98

.40	.26		.38	.38	.38	.40
(.38)	(.21)		.15	(.24)	.14	.82

.02	.05		.53	.14	.52	1.22

(.41)	(.26)		(.40)	(.40)	(.39)	(.41)

$5.19	$5.58		$5.79	$5.66	$5.92	$5.79

.37%	.50%		9.70%	2.54%	9.39%	25.08%

$109,152	$160,265		$191,778	$281,304	$477,841	$618,539
$132,653	$178,973		$232,435	$380,450	$545,044	$629,849

1.38%	1.42	%(b)	1.36%	1.40%	1.39%	1.40%
.63%	.67	%(b)	.61%	.65%	.64%	.65%
7.48%	6.69	%(b)	6.82%	6.57%	6.62%	7.44%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	55

Financial Highlights

(Unaudited) continued

	Class C
	Six Month Ended February 28, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.18

Income (loss) from investment operations:
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	(1.20)

Total from investment operations	(1.00)

Less Dividends:
Dividends from net investment income	(.21)

Net asset value, end of period	$3.97

Total Return(a):	(19.37)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$43,618
Average net assets (000)	$41,133
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(b)	1.44	%(c)
Expenses, excluding distribution and service (12b-1) fees	.69	%(c)
Net investment income	9.58	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(c)	Annualized.
(d)	For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

56	Visit our website at www.jennisondryden.com

Class C
Year Ended August 31, 2008	Eight Months Period Ended August 31, 2007(d)		Year Ended December 31,
			2006	2005	2004	2003

$5.58	$5.79		$5.66	$5.92	$5.79	$4.98

.40	.26		.38	.38	.38	.40
(.39)	(.21)		.15	(.24)	.14	.82

.01	.05		.53	.14	.52	1.22

(.41)	(.26)		(.40)	(.40)	(.39)	(.41)

$5.18	$5.58		$5.79	$5.66	$5.92	$5.79

.18%	.49%		9.69%	2.54%	9.39%	25.08%

$49,660	$56,307		$54,036	$62,127	$83,412	$97,291
$52,804	$58,540		$55,946	$70,914	$88,295	$90,157

1.38%	1.42	%(c)	1.36%	1.40%	1.39%	1.40%
.63%	.67	%(c)	.61%	.65%	.64%	.65%
7.49%	6.70	%(c)	6.82%	6.57%	6.61%	7.42%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	57

Financial Highlights

(Unaudited) continued

	Class L
	Six Month Ended February 28, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.19

Income (loss) from investment operations:
Net investment income	.21
Net realized and unrealized loss on investment transactions	(1.21)

Total from investment operations	(1.00)

Less Dividends:
Dividends from net investment income	(.21)

Net asset value, end of period	$3.98

Total Return(c):	(19.23)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,633
Average net assets (000)	$4,019
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.19	%(d)
Expenses, excluding distribution and service (12b-1) fees	.69	%(d)
Net investment income	9.81	%(d)

(a)	Inception date of Class L shares.
(b)	The Fund changed its fiscal year end from December 31 to August 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

58	Visit our website at www.jennisondryden.com

Class L
Year Ended August 31, 2008	March 26, 2007(a) through August 31, 2007(b)

$5.59	$5.86

.42	.18
(.39)	(.27)

.03	(.09)

(.43)	(.18)

$5.19	$5.59

.44%	(1.93)%

$5,114	$6,688
$5,980	$7,546

1.13%	1.17	%(d)
.63%	.67	%(d)
7.73%	6.97	%(d)

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	59

Financial Highlights

(Unaudited) continued

	Class M
	Six Month Ended February 28, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.19

Income (loss) from investment operations:
Net investment income	.20
Net realized and unrealized loss on investment transactions	(1.21)

Total from investment operations	(1.01)

Less Dividends:
Dividends from net investment income	(.20)

Net asset value, end of period	$3.98

Total Return(c):	(19.45)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,460
Average net assets (000)	$10,475
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.69	%(d)
Expenses, excluding distribution and service (12b-1) fees	.69	%(d)
Net investment income	9.23	%(d)

(a)	Inception date of Class M shares.
(b)	The Fund changed its fiscal year end from December 31 to August 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

60	Visit our website at www.jennisondryden.com

Class M
Year Ended August 31, 2008	March 26, 2007(a) through August 31, 2007(b)

$5.57	$5.84

.39	.17
(.37)	(.27)

.02	(.10)

(.40)	(.17)

$5.19	$5.57

.28%	(1.96)%

$14,831	$29,221
$22,037	$36,125

1.63%	1.67	%(d)
.63%	.67	%(d)
7.21%	6.63	%(d)

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	61

Financial Highlights

(Unaudited) continued

	Class R
	Six Month Ended February 28, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.19

Income (loss) from investment operations:
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	(1.21)

Total from investment operations	(1.00)

Less Dividends:
Dividends from net investment income	(.21)

Net asset value, end of period	$3.98

Total Return(b):	(19.23)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,278
Average net assets (000)	$1,066
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(c)	1.19	%(d)
Expenses, excluding distribution and service (12b-1) fees	.69	%(d)
Net investment income	9.80	%(d)

(a)	Inception date of Class R shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	During the period, the distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(d)	Annualized.
(e)	For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

62	Visit our website at www.jennisondryden.com

Class R
Year Ended August 31, 2008	Eight Months Period Ended August 31, 2007(e)		Year Ended December 31, 2006	June 6, 2005(a) through December 31, 2005

$5.59	$5.81		$5.67	$5.75

.42	.27		.42	.23
(.39)	(.21)		.15	(.06)

.03	.06		.57	.17

(.43)	(.28)		(.43)	(.25)

$5.19	$5.59		$5.81	$5.67

.47%	.56%		10.45%	2.98%

$1,295	$851		$13	$2
$1,221	$401		$3	$2

1.13%	1.17	%(d)	1.11%	1.15	%(d)
.63%	.67	%(d)	.61%	.65	%(d)
7.78%	7.19	%(d)	7.45%	6.75	%(d)

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	63

Financial Highlights

(Unaudited) continued

	Class X
	Six Month Ended February 28, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.19

Income (loss) from investment operations:
Net investment income	.18
Net realized and unrealized loss on investment transactions	(1.19)

Total from investment operations	(1.01)

Less Dividends:
Dividends from net investment income	(.20)

Net asset value, end of period	$3.98

Total Return(c):	(19.64)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,878
Average net assets (000)	$2,447
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.69	%(d)
Expenses, excluding distribution and service (12b-1) fees	.69	%(d)
Net investment income	9.22	%(d)

(a)	Inception date of Class X shares.
(b)	The Fund changed its fiscal year end from December 31 to August 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

64	Visit our website at www.jennisondryden.com

Class X
Year Ended August 31, 2008	March 26, 2007(a) through August 31, 2007(b)

$5.57	$5.84

.38	.13
(.36)	(.23)

.02	(.10)

(.40)	(.17)

$5.19	$5.57

.30%	(1.97)%

$3,482	$4,527
$4,230	$5,300

1.63%	1.67	%(d)
.63%	.67	%(d)
7.24%	5.43	%(d)

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	65

Financial Highlights

(Unaudited) continued

	Class Z
	Six Month Ended February 28, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.20

Income (loss) from investment operations:
Net investment income	.22
Net realized and unrealized gain (loss) on investment transactions	(1.21)

Total from investment operations	(.99)

Less Dividends:
Dividends from net investment income	(.22)

Net asset value, end of period	$3.99

Total Return(a):	(18.94)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$32,070
Average net assets (000)	$22,733
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.69	%(b)
Expenses, excluding distribution and service (12b-1) fees	.69	%(b)
Net investment income	10.42	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

66	Visit our website at www.jennisondryden.com

Class Z
Year Ended August 31, 2008	Eight Months Period Ended August 31, 2007(c)		Year Ended December 31,
			2006	2005	2004	2003

$5.60	$5.81		$5.68	$5.94	$5.81	$5.00

.45	.29		.43	.43	.42	.44
(.39)	(.21)		.14	(.24)	.15	.82

.06	.08		.57	.19	.57	1.26

(.46)	(.29)		(.44)	(.45)	(.44)	(.45)

$5.20	$5.60		$5.81	$5.68	$5.94	$5.81

.96%	.98%		10.51%	3.32%	10.20%	25.94%

$23,728	$21,364		$30,486	$24,130	$32,548	$52,951
$22,081	$29,101		$26,634	$29,298	$32,828	$56,046

.63%	.67	%(b)	.61%	.65%	.64%	.65%
.63%	.67	%(b)	.61%	.65%	.64%	.65%
8.24%	7.41	%(b)	7.58%	7.32%	7.32%	8.17%

See Notes to Financial Statements.

Dryden High Yield Fund, Inc.	67

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the view/change option at the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden High Yield Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden High Yield Fund, Inc.
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PBHAX	PBHYX	PRHCX	N/A	DHYMX	JDYRX	N/A	PHYZX
CUSIP	262438104	262438203	262438302	262438609	262438708	262438500	262438807	262438401

MF110E2    IFS-A163969    Ed. 04/2009

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)		It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)		There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)		(1)	Code of Ethics – Not required, as this is not an annual filing.

		(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

		(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b	)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	April 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	April 22, 2009

*	Print the name and title of each signing officer under his or her signature.